Short-Term Debt (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2019	Dec. 31, 2019	Jun. 28, 2019	Dec. 31, 2018	Nov. 30, 2018
Short-term Debt [Line Items]
Short-term Debt		$ 50,000		$ 0
Teekay Tankers
Short-term Debt [Line Items]
Short-term Debt		50,000		$ 0
Teekay Tankers | Short-term Debt [Member]
Short-term Debt [Line Items]
Credit facility, maximum borrowing capacity			$ 80,000		$ 40,000
Debt Instrument, Term	6 months
Teekay Tankers | Minimum
Short-term Debt [Line Items]
Debt Covenant, Required Capital Invested		20,000
Teekay Tankers | Maximum
Short-term Debt [Line Items]
Debt Covenant, Required Capital Invested		$ 30,000
Teekay Tankers | LIBOR
Short-term Debt [Line Items]
Short-term Debt, Percentage Bearing Variable Interest Rate		3.50%